Significant Accounting Policies (Details Textual) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Significant Accounting Policies (Textual)
Amount of FDIC		$ 250,000
Research and development expense	$ 17,000	$ 39,000
Dilutive shares of common stock option		$ 1,288,195
Dilutive shares of common stock warrant		292,114